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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2001

Check here if Amendment  [  ]                     Amendment No.:  _______
         This Amendment (Check only one):         [ ]  is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bayard D. Waring
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone: 781-237-6468

Signature, place and date of signing:


/s/ Bayard D. Waring          Gloucester, Massachusetts    April 26, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation














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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     $3,005  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.     Name

1.       28-05993              Philip B. Waring
















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                           FORM 13F INFORMATION TABLE
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        COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8

     Name of Issuer   Title of Class    CUSIP       Value    Shrs or   Sh/ Put/     Investment    Other       Voting Authority
                                                  (X $1000)  Prn Amt   Prn Call     Discretion   Managers   Sole    Shared   None

Alliance Resource         Common      01877R108      262      12,000     SH      Shared - Other     1      12,000

Amerigas Partners         Common      030975106      121       6,000     SH      Shared - Other     1       6,000
Common Units

Applied Materials Inc     Common      038222105      218       5,000     SH      Shared - Other     1       5,000

BP Prudhoe                Common      055630107      165      10,000     SH      Shared - Other     1      10,000

Cendant                   Common      151313103      274      18,811     SH      Shared - Other     1      18,811

Citigroup                 Common      172967101      180       4,000     SH      Shared - Other     1       4,000

Duff & Phelps Util &      Common      26432K108       69       5,000     SH      Shared - Other     1       5,000
Corp BD TR

EGlobe, Inc.              Common      282339209        0       1,276     SH      Shared - Other     1       1,276

Enzo Biochem              Common      294100102       88       5,250     SH      Shared - Other     1       5,250

Hospitality Prop.         Common      44106M102      211       8,000     SH      Shared - Other     1       8,000

Intel Corp                Common      458140100      132       5,000     SH      Shared - Other     1       5,000

Johnson & Johnson         Common      478160104      411       4,700     SH      Shared - Other     1       4,700

Kansas City Pwr           Common      485134100      123       5,000     SH      Shared - Other     1       5,000

Kinder Morgan Energy      Common      494550106      189       3,000     SH      Shared - Other     1       3,000
Partners LP Unit LTD

Lam Research              Common      512807108       24       1,000     SH      Shared - Other     1       1,000


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McData Common A           Common      580031201        5         271     SH      Shared - Other     1         271

Nat'l Semiconductor       Common      637640103       80       3,000     SH      Shared - Other     1       3,000

Oracle                    Common      68389X105       15       1,000     SH      Shared - Other     1       1,000

Pacific Century           Common      616400909       21      30,000     SH      Shared - Other     1      30,000

PictureTel                Common      720035302       28      10,000     SH      Shared - Other     1      10,000

Tyco                      Common      902124106      389       9,000     SH      Shared - Other     1       9,000
                                                   3,005
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